THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares					Fair Value
	COMMON STOCKS — 95.5%
	AEROSPACE & DEFENSE - 2.2%
6,000	Huntington Ingalls Industries, Inc. (e)				$ 1,264,500
12,000	Raytheon Technologies Corporation				1,023,720
					2,288,220
	BANKING - 8.1%
26,000	Bank of America Corporation(e)				1,071,980
18,500	Citigroup, Inc. (e)				1,308,875
16,000	JPMorgan Chase & Company(d) (e)				2,488,640
12,500	Regions Financial Corporation(e)				252,250
20,000	Truist Financial Corporation(e)				1,110,000
12,000	US Bancorp(e)				683,640
40,000	Wells Fargo & Company(e)				1,811,600
					8,726,985
	BEVERAGES - 3.5%
14,400	Anheuser-Busch InBev S.A. - ADR(d)				1,036,944
50,000	Coca-Cola Company(d) (e)				2,705,500
					3,742,444
	BIOTECH & PHARMA - 16.5%
10,000	AbbVie, Inc. (e)				1,126,400
12,000	Amgen, Inc. (e)				2,925,000
32,000	Bristol-Myers Squibb Company(e)				2,138,240
50,000	Gilead Sciences, Inc. (d) (e)				3,443,001
25,000	GlaxoSmithKline plc - ADR(e)				995,500
9,000	Johnson & Johnson(e)				1,482,660
36,700	Merck & Company, Inc. (e)				2,854,159
3,670	Organon & Company(a) (e)				111,054
65,000	Pfizer, Inc. (d) (e)				2,545,400
					17,621,414
	CHEMICALS - 0.7%
10,000	DuPont de Nemours, Inc. (e)				774,100

	DIVERSIFIED INDUSTRIALS - 1.0%
80,000	General Electric Company(d)				1,076,800

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares					Fair Value
	COMMON STOCKS — 95.5% (Continued)
	ELECTRIC UTILITIES - 6.2%
60,000	CenterPoint Energy, Inc. (d) (e)				$ 1,471,200
28,000	Dominion Energy, Inc.				2,059,960
10,000	Duke Energy Corporation(d)				987,200
16,000	Sempra Energy				2,119,680
					6,638,040
	ENTERTAINMENT CONTENT - 2.5%
60,000	ViacomCBS, Inc., Class B(e)				2,712,000

	FOOD - 3.8%
30,000	Kraft Heinz Company(e)				1,223,400
38,000	Tyson Foods, Inc., Class A(e)				2,802,880
					4,026,280
	HEALTH CARE FACILITIES & SERVICES - 1.2%
15,000	CVS Health Corporation(d) (e)				1,251,600

	HEALTH CARE REIT - 1.1%
34,000	Healthpeak Properties, Inc. (e)				1,131,860

	HOME & OFFICE PRODUCTS - 2.3%
25,000	Leggett & Platt, Inc. (e)				1,295,250
40,000	Newell Brands, Inc. (e)				1,098,800
					2,394,050
	HOUSEHOLD PRODUCTS - 5.8%
15,000	Clorox Company(e)				2,698,650
25,000	Procter & Gamble Company(e)				3,373,250
					6,071,900
	INSURANCE - 0.9%
9,000	Prudential Financial, Inc. (e)				922,230

	LEISURE PRODUCTS - 2.1%
24,000	Hasbro, Inc. (e)				2,268,480

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares					Fair Value
	COMMON STOCKS — 95.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.4%
12,000	Medtronic PLC(e)				$ 1,489,560

	METALS & MINING - 4.3%
80,000	Kirkland Lake Gold Ltd. (d)				3,082,400
24,000	Newmont Corporation(e)				1,521,120
					4,603,520
	OIL & GAS PRODUCERS - 7.6%
90,000	BP plc - ADR(d) (e)				2,377,800
25,600	Chevron Corporation(e)				2,681,344
30,000	Exxon Mobil Corporation(d) (e)				1,892,400
20,500	Marathon Petroleum Corporation(e)				1,238,610
					8,190,154
	RETAIL - CONSUMER STAPLES - 3.6%
20,000	Walgreens Boots Alliance, Inc. (e)				1,052,200
20,000	Walmart, Inc. (e)				2,820,400
					3,872,600
	SEMICONDUCTORS - 6.3%
80,000	Intel Corporation(d) (e)				4,491,200
16,000	QUALCOMM, Inc. (e)				2,286,880
					6,778,080
	TECHNOLOGY HARDWARE - 2.2%
45,000	Cisco Systems, Inc. (d) (e)				2,385,000

	TECHNOLOGY SERVICES - 3.9%
28,100	International Business Machines Corporation(d) (e)				4,119,179

	TELECOMMUNICATIONS - 6.4%
157,600	AT&T, Inc. (d)				4,535,728
40,000	Verizon Communications, Inc.				2,241,200
					6,776,928
	TIMBER REIT - 1.9%
60,000	Weyerhaeuser Company(d)				2,065,200

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares					Fair Value
	COMMON STOCKS — 95.5% (Continued)

	TOTAL COMMON STOCKS (Cost $104,920,593)				$ 101,926,624

	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
4,167,441	JPMorgan US Treasury Plus Money Market Fund, Class L, 0.01% (Cost $4,167,441)(b)				4,167,441

Contracts(c)
	EQUITY OPTIONS PURCHASED (a) - 0.8%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.5%
800	General Electric Company	01/21/2022	$ 13.00	$ 1,076,800	$ 132,000
1,500	Nokia OYJ	01/21/2022	4.00	798,000	219,000
400	Wells Fargo & Company	01/21/2022	45.00	1,811,600	166,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $352,527)				517,000

	PUT OPTIONS PURCHASED - 0.3%
300	SPDR S&P 500 ETF Trust	07/16/2021	$ 380	$ 12,841,800	$ 5,700
700	SPDR S&P 500 ETF Trust	09/17/2021	400	29,964,200	349,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,172,634)				355,000

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,525,161)				872,000

	TOTAL INVESTMENTS - 100.2% (Cost $110,613,195)				$ 106,966,065
	CALL OPTIONS WRITTEN - (0.8)% (Proceeds - $701,635)				(877,263)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%				617,323
	NET ASSETS - 100.0%				$ 106,706,125

Contracts(c)
	WRITTEN EQUITY OPTIONS (a) - (0.8)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.8)%
40	Amgen, Inc.	07/16/2021	$ 240.00	$ 975,000	$ 23,000
130	Bank of America Corporation	07/16/2021	40.00	535,990	22,230
450	BP plc	07/16/2021	27.00	1,188,900	17,550
160	Bristol-Myers Squibb Company	07/16/2021	67.50	1,069,120	7,200
300	CenterPoint Energy, Inc.	07/16/2021	25.00	735,600	7,500
100	Chevron Corporation	07/16/2021	106.00	1,047,400	15,000
225	Cisco Systems, Inc./Delaware	07/16/2021	53.00	1,192,500	11,250

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS (a) - (0.8)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.8)% (Continued)
60	Citigroup, Inc.	07/16/2021	$ 69.00	$ 424,500	$ 16,500
50	Clorox Company	07/16/2021	182.50	899,550	9,000
200	Coca-Cola Company	07/16/2021	54.00	1,082,200	13,400
75	CVS Health Corporation	07/16/2021	82.50	625,800	14,625
50	DuPont de Nemours, Inc.	07/16/2021	78.00	387,050	5,250
100	Exxon Mobil Corporation	07/16/2021	62.50	630,800	16,400
200	Gilead Sciences, Inc.	07/16/2021	68.00	1,377,200	31,000
100	GlaxoSmithKline plc	07/16/2021	40.00	398,200	4,100
120	Hasbro, Inc.	07/16/2021	93.00	1,134,240	25,800
170	Healthpeak Properties, Inc.	07/16/2021	34.00	565,930	4,250
30	Huntington Ingalls Industries, Inc.	07/16/2021	210.00	632,250	12,300
300	Intel Corporation	07/16/2021	56.00	1,684,200	35,700
140	International Business Machines Corporation	07/16/2021	147.00	2,052,260	24,500
30	Johnson & Johnson	07/16/2021	165.00	494,220	5,190
80	JPMorgan Chase & Company	07/16/2021	150.00	1,244,320	48,800
150	Kraft Heinz Company	07/16/2021	41.00	611,700	7,200
125	Leggett & Platt, Inc.	07/16/2021	50.00	647,625	29,063
50	Marathon Petroleum Corporation	07/16/2021	61.00	302,100	5,900
60	Medtronic plc	07/16/2021	126.00	744,780	4,740
180	Merck & Company, Inc.	07/16/2021	77.50	1,399,860	22,680
200	Newell Brands, Inc.	07/16/2021	27.00	549,400	17,000
80	Newmont Corporation	07/16/2021	63.00	507,040	12,800
30	Organon & Company	07/16/2021	30.00	90,780	2,700
325	Pfizer, Inc.	07/16/2021	39.00	1,272,700	20,150
100	Procter & Gamble Company	07/16/2021	133.00	1,349,300	26,800
45	Prudential Financial, Inc.	07/16/2021	100.00	461,115	15,750
80	QUALCOMM, Inc.	07/16/2021	134.00	1,143,440	72,720
125	Regions Financial Corporation	07/16/2021	20.00	252,250	6,875
100	Truist Financial Corporation	07/16/2021	55.00	555,000	15,500
100	Tyson Foods, Inc.	07/16/2021	72.50	737,600	17,600
40	US Bancorp	07/16/2021	56.00	227,880	7,640
100	ViacomCBS, Inc.	07/16/2021	40.00	452,000	54,000
200	ViacomCBS, Inc.	07/16/2021	41.00	904,000	90,000
100	Walgreens Boots Alliance, Inc.	07/16/2021	52.50	526,100	16,400
50	Walmart, Inc.	07/16/2021	136.00	705,100	26,500
100	Wells Fargo & Company	07/16/2021	47.00	452,900	6,200
300	Weyerhaeuser Company	07/16/2021	34.00	1,032,600	28,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $701,635)				877,263

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $701,635)				$ 877,263

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d) (e)	All or portion of the security is pledged as collateral. Security is subject to written call options.